Leases - Schedule of future minimum lease payments (Detail) $ in Thousands	Oct. 29, 2016 USD ($)
Leases [Abstract]
2017	$ 2,471
2018	2,164
2019	1,834
2020	1,370
2021	1,090
Thereafter	$ 836